UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-9229
                                   811-10171

Name of Fund:  BlackRock Senior Floating Rate Fund II, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


BlackRock Senior Floating Rate Fund II, Inc.


Schedule of Investments as of May 31, 2007 (unaudited)

                           Beneficial
                             Interest    Mutual Funds                                                               Value
                        $ 171,556,542    Master Senior Floating Rate LLC                                       $      254,876,409

                                         Total Investments
                                         (Cost - $248,189,806)  - 100.6%                                              254,876,409
                                         Liabilities in Excess of Other Assets - (0.6%)                               (1,442,152)
                                                                                                               ------------------
                                         Net Assets - 100.0%                                                   $      253,434,257
                                                                                                               ==================


Master Senior Floating Rate LLC


Schedule of Investments as of May 31, 2007 (unaudited)


                                 Face    Senior Secured
Industry                       Amount    Floating Rate Loan Interests*                                              Value
Aerospace &             $     234,043    Hawker Beechcraft Letter of Credit, 5.25% due 3/31/2014               $      235,129
Defense - 2.4%              2,765,957    Hawker Beechcraft Term Loan B, 7.32% due 3/31/2014                         2,778,803
                            2,889,863    K&F Industries, Inc. Term Loan, 7.32% due 11/18/2012                       2,889,863
                            1,781,252    K&F Industries, Inc. Term Loan, 7.32% due 11/18/2013                       1,781,252
                            3,612,932    Standard Aero Holdings Term Loan, 7.57% - 7.59% due 8/24/2012              3,612,932
                            6,166,588    Vought Aircraft Industries, Inc. Term Loan, 7.83% due 12/22/2011           6,201,275
                            1,200,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit Deposit,
                                         7.822% due 12/22/2010                                                      1,207,000
                                                                                                               --------------
                                                                                                                   18,706,254

Airlines - 0.6%             1,500,000    Delta Airlines First Lien Term Loan, 7.355% due 5/15/2012                  1,505,250
                            3,000,000    United Air Lines, Inc. Term Loan B, 7.375% due 1/30/2014                   3,002,112
                                                                                                               --------------
                                                                                                                    4,507,362

Automotive - 2.3%           1,000,000    ADESA, Inc. Term Loan B, 7.57% due 10/30/2013                              1,006,376
                            2,743,125    Keystone Automotive Operations, Inc. Term Loan B,
                                         8.82% - 8.855% due 1/15/2012                                               2,660,831
                              288,462    Metaldyne Corp. Letter of Credit, 8.92% - 9.10% due 1/15/2012                290,745
                            1,961,538    Metaldyne Corp. Term Loan B, 9.10% due 1/15/2014                           1,977,068
                            1,600,000    Navistar International Transportation Corp. Revolving Credit,
                                         8.595% - 8.61% due 6/30/2012                                               1,621,333
                            4,400,000    Navistar International Transportation Corp. Term Loan,
                                         8.61% due 6/30/2012                                                        4,458,665
                            2,992,500    Oshkosh Truck Corp. Term Loan B, 7.35% due 11/30/2013                      3,003,722
                            1,000,000    TRW Automotive, Inc. Term Loan B, 6.875% due 12/31/2013                    1,004,000
                            2,000,000    Visteon Corp. Term Loan B-2, 8.35% due 12/13/2013                          2,012,294
                                                                                                               --------------
                                                                                                                   18,035,034

Broadcasting - 5.3%         5,000,000    Discovery Communications Term Loan B, 7.34% due 5/15/2013                  5,042,190
                            2,500,000    EMMIS Communications Term Loan B, 7.35% due 10/31/2013                     2,515,937
                              916,667    Gray Communications Systems, Inc. First Lien Delay Draw Term Loan,
                                         6.85% - 6.86% due 9/18/2014                                                  915,328
                            1,950,000    Gray Communications Systems, Inc. Term Loan B,
                                         6.85% due 9/18/2014                                                        1,947,153
                              133,333    Gray Communications Systems, Inc. Term Loan D,
                                          6.82% - 6.86% due 5/31/2007                                                 133,139
                              643,817    Multicultural Radio Broadcasting, Inc. Term Loan, 8.09% due 12/15/2012       645,427
                            1,250,000    NEP Supershooters, LP Term Loan B, 7.60% due 2/13/2014                     1,256,641
                            1,482,412    NextMedia Group, Inc. Delay Draw Term Loan, 7.32% due 11/15/2012           1,479,818
                            3,335,427    NextMedia Group, Inc. First Lien Term Loan, 7.32% due 11/15/2012           3,329,590
                            3,250,000    NextMedia Group, Inc. Second Lien Term Loan, 9.82% due 11/15/2013          3,264,219
                           11,750,000    Paxson Communications Corp. First Lien Term Loan,
                                         8.606% due 11/15/2012                                                     11,999,688
                            9,395,973    Univision Communications, Inc. Delay Draw Term Loan,
                                         7.605% due 9/30/2014                                                       9,382,424
                                                                                                               --------------
                                                                                                                   41,911,554

Cable - U.S. - 8.0%         3,000,000    Cequel Communications LLC First Lien Term Loan,
                                         7.34% - 7.36% due 11/05/2013                                               3,001,686
                            7,000,000    Cequel Communications LLC Second Lien Term Loan,
                                         9.86% due 5/04/2014                                                        7,220,941
                            9,310,345    Cequel Communications LLC Term Loan B,
                                         7.34% - 7.35% due 11/05/2013                                               9,315,577
                            2,000,000    Charter Communications, Inc. Term Loan B, 7.32% due 4/30/2014              1,999,876
                            6,269,521    DIRECTV Holdings, Inc. Tranche B Term Loan, 6.82% due 4/13/2013            6,287,690
                           12,000,000    Insight Midwest Holdings LLC Delay Draw Term Loan,
                                         7.35% due 4/03/2014                                                       12,075,936
                           16,661,275    Intelsat Corp. Term Loan B, 7.349% due 1/03/2014                          16,783,119
                            1,500,000    LodgeNet Entertainment Corp. Term Loan, 7.34% due 4/04/2014                1,510,313
                            4,406,250    Mediacom Broadband Group Tranche A Term Loan,
                                         6.86% - 7.35% due 3/31/2010                                                4,384,219
                            1,000,000    San Juan Cable Term Loan B, 11.82% due 3/15/2013                           1,001,250
                                                                                                               --------------
                                                                                                                   63,580,607

Chemicals - 7.1%              400,000    Arizona Chemical Second Lien Term Loan, 10.86% due 2/28/2014                 404,250
                            1,000,000    BakerCorp Term Loan C, 7.57% due 5/15/2014                                 1,005,625
                            9,530,250    CII Carbon Term Loan B, 7.375% due 8/23/2012                               9,554,076
                            1,980,000    Columbian Chemicals Co. Term Loan B, 7.10% due 3/16/2013                   1,980,000
                            8,866,846    Huntsman ICI Holdings Term Loan B, 7.07% due 8/16/2012                     8,908,414
                            2,452,904    Invista Term Loan, 6.85% due 4/29/2011                                     2,462,103
                            5,282,770    Invista Term Loan B-1, 6.85% due 4/29/2011                                 5,282,770
                            3,735,004    Nalco Co. Tranche B Term Loan, 7.10% - 9% due 11/04/2010                   3,756,682
                            1,975,000    Polymer Group, Inc. Term Loan B, 7.59% due 11/22/2012                      1,976,234
                            3,920,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                         7.355% due 12/10/2012                                                      3,949,400
                            7,500,000    Wellman, Inc. First Lien Term Loan, 9.356% due 2/10/2009                   7,573,440
                           10,000,000    Wellman, Inc. Second Lien Term Loan, 12.11% due 2/10/2010                  9,185,710
                                                                                                               --------------
                                                                                                                   56,038,704

Consumer -                 14,503,664    Simmons Co. Tranche B Term Loan, 7.375% - 7.438% due 12/19/2011           14,552,004
Durables - 1.8%

Consumer - Non-             1,820,844    American Achievement Corp. Term Loan B,
Durables - 1.6%                          7.57% - 9.50% due 3/22/2011                                                1,832,983
                            2,268,000    Camelbak Products LLC First Lien Term Loan, 9.16% due 8/04/2011            2,262,330
                            4,000,000    Culligan International Term Loan B, 9.50% due 4/24/2012                    4,020,000
                            1,980,000    Easton-Bell Sports, Inc. Term Loan B, 7.07% due 3/27/2012                  1,981,237
                              350,000    Gold Toe Investment Corp. Second Lien Term Loan,
                                         11.36% due 4/30/2014                                                         356,562
                            1,962,644    Josten's, Inc. Term Loan B, 7.33% due 10/04/2011                           1,965,915
                                                                                                               --------------
                                                                                                                   12,419,027

Diversified Media - 5.3%    2,291,660    Dex Media West LLC Term Loan B, 6.82% - 6.86% due 3/09/2010                2,293,093
                            2,159,861    Dex Media West LLC Term Loan B, 6.84% - 6.86% due 3/09/2010                2,162,020
                              591,667    GateHouse Media, Inc. Delay Draw Term Loan, 7.10% - 7.36% due 9/15/2014      590,927
                            4,000,000    GateHouse Media, Inc. Term Loan B, 7.36% due 9/15/2014                     3,995,000
                            6,982,500    Idearc, Inc. Term Loan B, 7.35% due 11/15/2014                             7,031,824
                            2,962,500    Merrill Corp. Term Loan, 7.57% - 7.60% due 5/15/2011                       2,973,609
                           11,850,226    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 8.614% due 4/30/2011       11,878,465
                            6,965,000    Nielsen Finance LLC Term Loan B, 7.607% due 8/09/2013                      7,019,418
                              500,000    Penton Media Term Loan, 7.60% - 7.605% due 2/15/2013                         502,032
                              500,000    Penton Media Term Loan, 10.355% due 2/15/2014                                503,750
                            2,086,550    R.H. Donnelley, Inc. Term Loan D-2, 6.83% - 6.87% due 8/30/2011            2,089,941
                            1,000,000    Riverdeep Group Ltd. Term Loan B, 8.10% due 12/21/2013                     1,004,688
                                                                                                               --------------
                                                                                                                   42,044,767

Energy - Exploration &        787,500    Big West Oil & Gas Term Loan B, 9.50% due 5/15/2014                          791,437
Production - 2.0%           1,500,000    Bobcat Gas Storage Term Loan B, 7.475% due 9/15/2014                       1,500,000
                              374,053    Carrizo Oil & Gas, Inc. Second Lien Term Loan, 10.10% due 7/21/2010          377,326
                            1,473,769    Carrizo Oil & Gas, Inc. Second Lien Term Loan, 10.10% due 7/21/2010        1,486,664
                              750,000    Energy Transfer Equity LP Term Loan B, 7.106% due 11/01/2012                 754,420
                            6,450,958    Helix Energy Solutions Term Loan B, 7.32% - 7.349% due 7/01/2013           6,471,117
                            1,237,500    MEG Energy Corp. Term Loan B, 7.35% due 4/03/2013                          1,246,201
                            3,214,286    Western Refining Company LP Term Loan B, 7.07% due 3/15/2014               3,226,339
                                                                                                               --------------
                                                                                                                   15,853,504

Energy - Other - 2.0%       3,000,000    Dresser, Inc. First Lien Term Loan, 7.86% due 5/15/2014                    3,023,625
                            2,000,000    Dresser, Inc. Second Lien Term Loan, 11.11% due 5/15/2015                  2,037,500
                            2,962,500    Key Energy Services, Inc. Term Loan B, 7.85% - 7.856% due 6/30/2012        2,977,312
                            7,000,000    Scorpion Drilling Ltd. Second Lien Term Loan, 13.605% due 5/05/2015        7,455,000
                                                                                                               --------------
                                                                                                                   15,493,437

Financial - 2.4%              997,500    Harbinger Capital Partners Term Loan B, 7.60% due 2/28/2014                  999,994
                            3,000,000    J.G. Wentworth Manufacturing Second Lien Term Loan,
                                         10.35% due 10/15/2014                                                      3,043,125
                            7,000,000    J.G. Wentworth Manufacturing Term Loan B,
                                         7.60% due 4/15/2014                                                        7,008,750
                              150,000    Kyle Acquisition Term Loan B, 8.875% due 7/20/2009                           151,594
                            6,930,131    LPL Holdings, Inc. Term Loan C, 7.85% due 8/28/2013                        6,930,131
                            1,000,000    USI Holdings Corp. Term Loan B, 8.11% due 5/15/2014                        1,008,333
                                                                                                               --------------
                                                                                                                   19,141,927

Food & Tobacco - 5.3%       1,555,555    Advance Food Co. Term Loan B, 7.10% due 3/31/2014                          1,559,444
                            2,917,485    American Seafood Group LLC Delay Draw Term Loan,
                                         7.10% due 9/30/2012                                                        2,926,602
                              263,366    ARAMARK Corp. Letter of Credit, 7.445% due 1/30/2014                         265,102
                            3,685,154    ARAMARK Corp. Term Loan B, 7.475% due 1/30/2014                            3,709,443
                              249,308    Arby's Restaurant Group Term Loan B, 7.57% - 7.614% due 7/31/2012            250,710
                              500,000    DS Waters LP Term Loan B, 9.435% due 3/31/2012                               500,625
                            1,500,000    DS Waters LP Term Loan B, 7.57% - 7.61% due 11/15/2012                     1,500,000
                            4,333,788    Del Monte Term Loan B, 6.82% - 6.855% due 2/08/2012                        4,343,076
                            1,024,225    Dole Food Co., Inc. Letter of Credit, 5.226% due 4/12/2013                 1,024,154
                            2,074,250    Dole Food Co., Inc. Term Loan B, 7.438% - 9.25% due 4/12/2013              2,074,107
                              347,714    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25% due 3/31/2013                347,690
                            6,566,448    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25% due 4/04/2013              6,565,995
                              727,920    Eight O'Clock Coffee Second Lien Term Loan, 8.125% due 7/21/2012             727,920
                              995,000    OSI Group Term Loan B, 7.35% due 9/02/2011                                   996,866
                            1,000,000    OSI Restaurant Partners, Inc. Term Loan B, 7.57% due 5/15/2014             1,006,250
                              491,342    Pierre Foods, Inc. Term Loan B, 7.61% due 6/30/2010                          492,877
                            1,985,000    QCE LLC First Lien Term Loan, 7.598% due 5/05/2013                         1,994,429
                            8,500,000    QCE LLC Second Lien Term Loan, 11.10% due 11/05/2013                       8,540,375
                            2,500,000    Sturm Foods, Inc. First Lien Term Loan, 7.938% due 1/30/2014 (k)           2,509,375
                            1,000,000    Sturm Foods, Inc. Second Lien Term Loan, 11.438% due 6/30/2014             1,007,500
                                                                                                               --------------
                                                                                                                   42,342,540

Gaming - 4.2%                 300,000    Edge-Star Partners LLC First Lien Term Loan, 9.375% due 11/18/2007           300,000
                            1,250,000    Edge-Star Partners LLC First Lien Term Loan, 9.375% due 11/18/2007         1,250,000
                              481,818    Green Valley Ranch Gaming LLC Term Loan, 7.36% due 1/29/2012                 484,571
                            1,750,000    Green Valley Ranch Gaming LLC Term Loan, 8.61% due 8/30/2014               1,762,031
                            2,700,000    Las Vegas Sands Term Loan B, 7.07% due 5/04/2014                           2,707,476
                            2,939,911    MotorCity Casino Term Loan B, 7.33% - 7.36% due 7/21/2012                  2,955,531
                            1,435,271    Penn National Gaming, Inc. Term Loan B, 7.12% - 7.15% due 9/01/2007        1,444,241
                            5,000,000    Pinnacle Entertainment Term Loan, 7.32% due 12/15/2011                     5,036,250
                            1,055,813    Tropicana Opco Term Loan B, 7.86% due 12/15/2011                           1,064,655
                            2,456,250    Trump Entertainment Resorts Holdings LP Delay Draw Term Loan,
                                         7.82% - 7.87% due 4/28/2012                                                2,467,765
                            2,456,250    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                         7.87% due 5/01/2012                                                        2,467,765
                            3,750,000    Venetian Macau U.S. Finance Co. LLC Delay Draw Term Loan,
                                         8.10% due 5/25/2012                                                        3,764,648
                            7,500,000    Venetian Macau U.S. Finance Co. LLC Term Loan B, 8.10% due 5/25/2013       7,562,213
                                                                                                               --------------
                                                                                                                   33,267,146

Health Care - 3.7%            750,000    CCS Medical First Lien Term Loan, 8.60% due 10/31/2012                       749,648
                              952,557    Community Health Systems, Inc. Term Loan, 7.07% - 7.11% due 8/19/2011        954,046
                            4,000,000    DaVita, Inc. Term Loan B, 6.82% - 6.86% due 7/30/2012                      4,011,252
                              190,260    Duloxetine Royalty Term Loan, 9.856% due 10/18/2013                          190,260
                            2,000,000    Health Management Associates, Inc. Term Loan B,
                                         7.10% due 1/15/2014                                                        2,008,056
                              713,330    Kinetic Concepts, Inc. Term Loan B, 6.85% due 8/11/2010                      714,222
                            7,301,032    LifePoint Hospitals, Inc. Term Loan B, 6.985% due 4/15/2012                7,269,090
                            3,000,000    Pharmaceutical Technologies & Services (PTS) Term Loan,
                                         7.60% due 4/15/2014                                                        3,007,032
                              746,250    Sterigenics International, Inc. Term Loan B, 7.86% due 11/30/2013            749,048
                            9,786,903    Vanguard Health Systems Term Loan B, 7.60% due 9/23/2011                   9,850,127
                                                                                                               --------------
                                                                                                                   29,502,781

Housing - 3.7%                995,000    Beacon Sales Co. Term Loan B, 7.349% due 10/31/2013                          995,000
                            9,302,629    Capital Automotive Term Loan B, 7.07% due 12/16/2010                       9,375,571
                            2,394,554    Goodman Global Holdings Term Loan, 7.125% due 12/23/2011                   2,396,548
                            2,768,555    Headwaters, Inc. Term Loan B-1, 7.36% due 4/30/2011                        2,768,555
                            4,712,633    Lake at Las Vegas Joint Venture First Lien Term Loan,
                                         12% due 11/01/2009                                                         4,555,547
                              498,750    LandSource Communities Development LLC Term Loan,
                                         8.07% - 8.11% due 2/28/2013                                                  501,563
                            2,970,000    Mattamy Group Term Loan B, 7.625% due 4/11/2013                            2,966,288
                            4,862,500    Nortek, Inc. Term Loan, 7.36% due 8/27/2011                                4,872,225
                            1,000,000    Ply Gem Industries, Inc. Term Loan B, 8.10% due 8/15/2011                    998,333
                                                                                                               --------------
                                                                                                                   29,429,630

Information                11,540,598    Activant Solutions Term Loan B, 7.375% due 5/02/2013                      11,511,746
Technology - 6.9%           1,500,000    Audio Visual Services Corp. Second Lien Term Loan,
                                         10.85% due 9/15/2014                                                       1,505,625
                            2,000,000    Audio Visual Services Corp. Term Loan B, 7.60% due 3/15/2014               2,010,000
                              973,460    ClientLogic Holding Corp. Term Loan B, 7.82% due 1/30/2014                   978,328
                            1,000,000    CoCreate Software, Inc. Second Lien Term Loan, 12.57% due 5/30/2014        1,002,500
                            1,000,000    Intergraph Corp. Term Loan, 11.36% due 11/15/2014                          1,007,083
                            1,988,750    Marvell Technology Group Term Loan B, 7.35% due 11/15/2009                 1,998,694
                              299,250    RedPrairie Corp. Term Loan, 8.375% due 7/31/2012                             299,998
                              497,494    RedPrairie Corp. Term Loan, 8.375% - 10.25% due 7/31/2012                    498,737
                            6,965,000    Reynolds & Reynolds Company First Lien Term Loan,
                                         7.35% due 10/31/2012                                                       7,007,285
                            4,000,000    Reynolds & Reynolds Company Second Lien Term Loan,
                                         10.85% due 10/31/2013                                                      4,085,000
                            2,500,000    SafeNet, Inc. Second Lien Term Loan, 11.355% due 5/11/2015                 2,531,250
                            2,985,000    Stratus Technologies, Inc. First Lien Term Loan, 8.375% due 3/29/2011      2,901,047
                            3,930,150    SunGard Data Systems, Inc. Term Loan B, 7.356% due 2/11/2013               3,958,970
                           12,735,897    Telcordia Technologies, Inc. Term Loan, 8.11% due 9/15/2012               12,592,618
                              997,500    Verifone, Inc. Term Loan B, 7.09% - 7.11% due 2/28/2013                    1,001,241
                                                                                                               --------------
                                                                                                                   54,890,122

Leisure - 0.6%                498,750    Kerasotes Showplace Theatres LLC Term Loan B,
                                         7.625% due 11/01/2011                                                        500,620
                            2,500,000    National Cinemedia LLC Term Loan B, 7.07% due 2/28/2015                    2,501,340
                            2,075,142    True Temper Sports, Inc. Term Loan B, 8.538% - 8.62% due 3/15/2011         2,075,142
                                                                                                               --------------
                                                                                                                    5,077,102

Manufacturing - 3.0%        1,000,000    Brand Energy Term Loan B, 7.625% due 2/15/2014                             1,004,220
                              128,199    Channel Master Holdings, Inc. Revolving Credit,
                                         8.313% due 11/15/2004 (e)                                                          0
                            1,013,568    Channel Master Holdings, Inc. Term Loan, 9% due 11/15/2004 (e)                     0
                            3,254,191    GenTek, Inc. First Lien Term Loan, 7.34% - 7.35% due 2/28/2011             3,258,259
                            1,000,000    Harrington Holdings, Inc. Term Loan, 7.84% due 1/15/2014                   1,005,000
                            1,000,000    Jason, Inc. Term Loan B, 7.82% due 4/30/2010                               1,002,500
                            1,304,602    John Maneely Co. Term Loan B, 8.571% - 8.622% due 12/15/2013               1,301,544
                              506,123    JohnsonDiversey, Inc. Delay Draw Term Loan, 7.86% due 12/16/2010             511,395
                              660,757    JohnsonDiversey, Inc. Term Loan B, 7.86% due 12/15/2011                      667,640
                            2,000,000    KIK Corp. First Lien Term Loan, 7.61% due 5/30/2014                        2,010,000
                            6,000,000    Mueller Water Products Term Loan B, 7.07% due 5/16/2014                    6,045,000
                            2,080,142    Propex Fabrics, Inc. Term Loan B, 8.36% due 7/31/2012                      2,080,142
                              937,500    Trimas Corp. Letter of Credit, 8.08% due 8/02/2013                           948,047
                            4,042,188    Trimas Corp. Term Loan B, 8.11% due 8/02/2013                              4,087,662
                                                                                                               --------------
                                                                                                                   23,921,409

Packaging - 1.6%            2,611,824    Anchor Glass Container Corp. Term Loan B,
                                         7.60% - 7.61% due 5/03/2013                                                2,598,765
                            1,000,000    Consolidated Container First Lien Term Loan,
                                         7.59% - 7.605% due 4/15/2014                                               1,003,333
                              750,000    Consolidated Container Second Lien Term Loan,
                                         10.82% due 10/15/2014                                                        743,750
                            7,000,000    Graham Packaging Term Loan B, 7.625% due 4/15/2011                         7,053,956
                            1,000,000    SCA Packaging First Lien Term Loan, 7.60% due 3/15/2014                    1,004,375
                                                                                                               --------------
                                                                                                                   12,404,179

Paper - 2.2%                   55,172    Cenveo, Inc. Delay Draw Term Loan, 7.10% due 9/07/2013                        55,241
                            1,655,172    Cenveo, Inc. Term Loan C, 7.10% due 9/07/2013                              1,657,241
                            2,962,500    Georgia-Pacific Corp. First Lien Term Loan B,
                                         7.114% - 7.367% due 2/14/2013                                              2,978,293
                            3,500,000    Graphic Packaging International Term Loan B, 7.34% due 8/08/2010           3,529,897
                            3,182,818    SP Newsprint Co. Tranche B-1 Credit Linked Deposit,
                                         5.32% due 1/09/2010                                                        3,190,775
                            2,241,039    Smurfit-Stone Container Corp. Deposit Account,
                                         5.291% - 7.079% due 11/01/2010                                             2,257,847
                            1,698,760    Smurfit-Stone Container Corp. Term Loan B,
                                         7.375% - 7.625% due 11/01/2011                                             1,711,500
                            2,317,196    Smurfit-Stone Container Corp. Term Loan C,
                                         7.375% - 7.625% due 11/01/2011                                             2,334,574
                                                                                                               --------------
                                                                                                                   17,715,368

Retail - 1.9%               1,474,701    American Reprographics Co. Term Loan, 7.10% - 7.11% due 6/18/2009          1,472,858
                            2,000,000    Burlington Coat Factory Warehouse Corp. Term Loan B,
                                         7.61% due 4/15/2013                                                        1,994,584
                            5,000,000    Claire's Stores Term Loan B, 8.07% due 5/24/2014                           4,976,565
                              750,000    Mattress Giant Term Loan B, 7.61% - 7.64% due 2/28/2014                      750,000
                            6,240,506    Neiman Marcus Group, Inc. Term Loan, 7.346% due 4/06/2013                  6,285,850
                                                                                                               --------------
                                                                                                                   15,479,857

Service - 3.4%              1,983,830    Alliance Laundry Systems LLC Term Loan, 7.57% - 7.61% due 1/27/2012        1,997,469
                            3,680,965    Allied Waste North America, Inc. Term Loan,
                                         7.06% - 7.15% due 1/15/2012                                                3,698,056
                            1,742,089    Allied Waste North America, Inc. Tranche A Credit Linked Deposit,
                                         7.072% due 1/15/2012                                                       1,751,284
                              250,000    Brickman Group, Inc. Term Loan, 7.399% due 1/30/2014                         250,625
                            1,500,000    Brock Holdings Term Loan, 7.32% due 2/28/2014                              1,505,625
                            5,805,825    Buhrmann USA, Inc. Term Loan C, 7.093% - 7.105% due 12/23/2010             5,827,597
                            3,000,000    Clarke American Corp. Term Loan B, 9.75% due 3/12/2013                     2,997,750
                              750,000    Inmar, Inc. Term Loan B, 7.82% due 5/15/2013                                 754,687
                            1,500,000    Pearson Government Solutions Term Loan B,
                                         7.59% - 7.62% due 2/28/2013                                                1,514,063
                            1,500,000    RiskMetrics Group, Inc. Term Loan, 7.60% due 1/15/2014                     1,513,125
                            1,110,938    US Investigations Services Term Loan C, 7.85% due 10/14/2012               1,110,938
                            2,955,000    US Investigations Services Tranche B Term Loan, 7.85% due 10/14/2013       2,955,000
                              724,627    United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                          727,540
                              329,825    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                         7.322% due 2/14/2011                                                         331,150
                                                                                                               --------------
                                                                                                                   26,934,909

Steel - 0.1%                  498,750    McJunkin Corp. Term Loan B, 7.60% due 1/30/2014                              501,867

Telecommunications - 1.6%   7,998,750    Consolidated Communications, Inc. Term Loan D,
                                         7.07% - 7.10% due 10/14/2011                                               8,018,747
                              498,750    Kentucky Data Link, Inc. Term Loan B, 7.57% due 2/28/2015                    500,620
                            2,500,000    Knology, Inc. Term Loan B, 7.57% - 7.59% due 3/15/2012                     2,507,813
                            1,995,000    Time Warner Telecom Term Loan, 7.32% due 10/31/2013                        1,989,929
                                                                                                               --------------
                                                                                                                   13,017,109

Transportation - 1.4%         250,000    Kion GmbH Term Loan B, 7.58% due 3/15/2015                                   253,051
                              250,000    Kion GmbH Term Loan C, 7.83% due 3/15/2016                                   254,301
                            2,500,000    Rail America, Inc. Term Loan, 7.61% due 10/15/2008                         2,501,563
                            2,817,558    Sirva Worldwide Tranche B Term Loan, 11.60% due 12/01/2010                 2,741,836
                            5,000,000    Swift Transportation Co., Inc. Term Loan B, 8.375% due 5/15/2014           4,988,125
                                                                                                               --------------
                                                                                                                   10,738,876

Utility - 2.2%              2,000,000    AES Corp. Term Loan, 7.50% -7.19% due 4/30/2008                            2,006,666
                            2,598,567    Cogentrix Delaware Holdings, Inc. Term Loan, 6.85% due 4/15/2012           2,601,275
                              990,000    Generac Portable Products, Inc. First Lien Term Loan,
                                         7.85% due 11/15/2013                                                         979,747
                            1,500,000    Generac Portable Products, Inc. Second Lien Term Loan,
                                         11.35% due 5/15/2014                                                       1,433,750
                              750,000    KGen Partners Letter of Credit, 7.125% due 2/15/2014                         750,938
                            1,246,875    KGen Partners Term Loan B, 7.125% due 2/15/2014                            1,248,434
                              119,240    La Paloma Delay Draw Term Loan, 7.10% due 8/16/2012                          118,694
                              262,295    La Paloma Letter of Credit, 7.07% due 8/16/2012                              261,093
                            2,000,000    La Paloma Second Lien Term Loan, 8.85% due 8/16/2013                       2,008,334
                            1,497,184    La Paloma Term Loan, 7.10% due 8/16/2012                                   1,452,269
                               70,313    MACH Gen LLC Letter of Credit, 7.35% due 2/22/2014                            70,269
                              677,988    MACH Gen LLC Term Loan, 7.36% due 2/22/2014                                  677,480
                            2,750,000    Metcalf Energy Center LLC Tranche 1 Term Loan, 8.36% due 5/20/2010         2,763,750
                              500,000    Thermal North America, Inc. Letter of Credit, 8.07% due 10/31/2008           503,750
                            1,000,000    USPF Holdings Term Loan, 7.082% - 7.10% due 4/15/2014                      1,003,750
                                                                                                               --------------
                                                                                                                   17,880,199

Wireless                    5,000,000    American Cellular Network Term Loan B, 7.32% due 3/15/2014                 5,027,500
Communications - 2.2%       1,500,000    Cellular South Term Loan B, 7.09% due 5/16/2014                            1,509,375
                            2,941,667    Centennial Cellular Operating Co. Term Loan,
                                         7.35% - 7.36% due 2/09/2011                                                2,961,891
                            3,000,000    Crown Castle Operating Co. Term Loan, 6.82% - 6.899% due 3/15/2014         3,005,388
                            4,987,500    West Corp. Term Loan, 7.695% - 7.763% due 10/31/2013                       5,024,906
                                                                                                               --------------
                                                                                                                   17,529,060

                                         Total Senior Secured Floating Rate Loan Interests
                                         (Cost - $672,533,010) - 84.8%                                            672,916,335




                                         Corporate Bonds
Automotive - 0.1%             750,000    Ford Motor Credit Co., 9.806% due 4/15/2012 (a)                              810,023

Cable - U.S. - 1.1%         7,875,000    Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (a)                            8,052,187
                              210,000    Intelsat Corp., 9% due 6/15/2016                                             229,950
                                                                                                               --------------
                                                                                                                    8,282,137

Chemicals - 1.4%            5,992,000    GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (i)                   4,943,400
                            6,255,000    NOVA Chemicals Corp., 8.484% due 11/15/2013 (a)                            6,348,825
                                                                                                               --------------
                                                                                                                   11,292,225

Diversified Media - 0.0%      250,000    Universal City Florida Holding Co. I, 10.106% due 5/01/2010 (a)              258,125

Gaming - 0.4%               3,300,000    Galaxy Entertainment Finance Co. Ltd., 10.409% due 12/15/2010 (a)(j)       3,481,500

Paper - 2.2%                6,000,000    Ainsworth Lumber Co. Ltd., 9.35% due 4/01/2013 (a)                         4,620,000
                              250,000    Boise Cascade LLC, 8.231% due 10/15/2012 (a)                                 250,000
                              650,000    NewPage Corp., 11.606% due 5/01/2012 (a)                                     722,312
                           11,400,000    Verso Paper Holdings LLC, 9.106% due 8/01/2014 (a)(j)                     11,742,000
                                                                                                               --------------
                                                                                                                   17,334,312

Telecommunications - 1.3%   9,500,000    Qwest Communications International, Inc., 8.86% due 2/15/2009 (a)          9,618,750
                              275,000    Qwest Corp., 8.61% due 6/15/2013 (a)                                         301,125
                                                                                                               --------------
                                                                                                                    9,919,875

                                         Total Corporate Bonds (Cost - $53,136,496) - 6.5%                         51,378,197




                               Shares
                                 Held    Common Stocks
Chemicals - 0.0%               39,151    GEO Specialty Chemicals, Inc. (d)                                             39,151

Steel - 0.0%                   51,714    Acme Package Corp. Senior Holdings (d)(h)                                          1

                                         Total Common Stocks (Cost - $0) - 0.0%                                        39,152




                                         Warrants (f)
Utility - 0.0%                  9,115    Reliant Resources (expires 10/25/2008)                                       205,087

                                         Total Warrants (Cost - $0) - 0.0%                                            205,087




                 Beneficial Interest/
                          Shares Held    Other Interests (b)
Paper - 0.0%                       57    Cellu Tissue Holdings, Inc. (Escrow Shares)                                        0

Health Care - 0.0%       $     14,398    MEDIQ, Inc. (Preferred Stock Escrow)                                               0

                                         Total Other Interests (Cost - $0) - 0.0%                                           0




                                         Short-Term Securities
                       $  108,082,965    BlackRock Liquidity Series, LLC Cash Sweep Series, 5.29% (c)(g)          108,082,965

                                         Total Short-Term Securities (Cost - $108,082,965) - 13.6%                108,082,965

                                         Total Investments (Cost - $833,752,471**) - 104.9%                       832,621,736
                                         Liabilities in Excess of Other Assets - (4.9%)                          (38,745,104)
                                                                                                               --------------
                                         Net Assets - 100.0%                                                   $  793,876,632
                                                                                                               ==============


  * Senior Secured Floating Rate Loan Interests in which the Master LLC invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
    These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
    Offered Rate), (ii) the prime rate offered by one or more major U.S.
    banks or (iii) the certificate of deposit rate.


** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         833,905,516
                                              =====================
    Gross unrealized appreciation             $           4,142,156
    Gross unrealized depreciation                       (5,425,936)
                                              ---------------------
    Net unrealized depreciation               $         (1,283,780)
                                               ====================


(a) Floating rate security.

(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Issue                                       Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $  23,715,541     $  2,508,838


(d) Non-income producing security.

(e) As a result of bankruptcy proceedings, the issuer did not repay the principal amount of the security upon maturity.

(f) Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Represents the current yield as of May 31, 2007.

(h) Restricted security as to resale, representing 0.0% of net assets were as follows:

                                       Acquisition
    Issue                                  Date           Cost        Value

    Acme Package Corp. Senior
       Holdings                         11/25/2002       $   -        $    1


(i) Convertible security.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

  o For Master LLC compliance purposes, the Master LLC industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Senior Floating Rate Fund II, Inc. and
Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Senior Floating Rate Fund II, Inc. and
       Master Senior Floating Rate Trust


Date: July 24, 2007